Trade Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Trade Payables and Other Current Liabilities

(€‘000)	As at June 30, 2022	As at December 31, 2021
Total Trade payables	6 008	6 611
Other current liabilities
Social security	262	332
Payroll accruals	2 107	1 798
Onerous contracts - current liabilities	256	388
Other current grant liabilities	879	1 096
Others	392	2 338

Total Other current liabilities	3 896	5 952

Total Trade payables and other current liabilities	9 904	12 563